Investments accounted for using the equity method - Schedule of Carrying Value of Investments Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands				1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
At opening of period						€ 18,765	€ 22,648
Additions							19,781
Disposal							(13)
Net (loss)/income						1,061	(2,953)
Translation differences						(136)	807
Business combinations							(21,505)
At end of period		€ 22,648			€ 19,690	€ 19,690	€ 18,765	€ 22,648
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate						45.00%	40.00%
At opening of period						€ 7,490	€ 1,515
Additions				€ 2,200	4,450		6,700
Disposal							(13)
Net (loss)/income						900	(712)
Translation differences						0	0
Business combinations							0
At end of period		1,515			8,390	€ 8,390	€ 7,490	1,515
Norda Run Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate						25.00%	25.00%
At opening of period						€ 6,621	€ 0
Additions							6,580
Disposal							0
Net (loss)/income						174	(2)
Translation differences						(136)	43
Business combinations							0
At end of period		0			6,659	€ 6,659	€ 6,621	0
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate						15.00%	15.00%
At opening of period						€ 4,654	€ 0
Additions							4,656
Disposal							0
Net (loss)/income						(13)	(2)
Translation differences						0	0
Business combinations							0
At end of period		€ 0			4,641	€ 4,641	€ 4,654	€ 0
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%			100.00%	100.00%	15.00%
At opening of period						€ 0	€ 16,425
Additions							1,845
Disposal							0
Net (loss)/income						0	(2,587)
Translation differences						0	764
Business combinations							(16,447)
At end of period		€ 16,425			0	€ 0	€ 0	€ 16,425
Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate						100.00%	100.00%
At opening of period						€ 0	€ 4,708
Additions							0
Disposal							0
Net (loss)/income						0	350
Translation differences						0	0
Business combinations							(5,058)
At end of period		€ 4,708			€ 0	€ 0	€ 0	€ 4,708